Condensed Consolidated Statements of Operations and Comprehensive Income (Unaudited) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Income Statement [Abstract]
Revenue
Cost of revenue	(50)
Gross (loss)/profit	(50)
Operating expenses:
Selling and marketing expenses	(3,485)
General and administrative expenses	(1,239,333)	(922,991)
Total operating expenses	(1,242,818)	(922,991)
Total loss from operations	(1,242,868)	(922,991)
Interest income	1,060	2,116
Interest expense	(18,000)	(115)
Investment income / (loss)	888,398	(11,128)
Foreign currency exchange gain	37,339	45,315
Impairment loss	(664,306)	(1,828,790)
Other expenses, net	(2,337)	(1,990)
Loss before income taxes from continuing operations	(1,000,714)	(2,717,583)
Income tax benefits
Net loss from continuing operations	(1,000,714)	(2,717,583)
Net loss from discontinued operations		(218,851)
Net loss	(1,000,714)	(2,936,434)
Other comprehensive loss
Foreign currency translation adjustment	103,683	195,024
Total comprehensive loss	$ (897,031)	$ (2,741,410)
Net loss per ordinary share, basic and diluted
Net loss per ordinary share from continuing operation , basic	$ (0.06)	$ (0.17)
Net loss per ordinary share from continuing operation , diluted	(0.06)	(0.17)
Net loss per ordinary share from discontinued operation , basic		(0.02)
Net loss per ordinary share from discontinued operation , diluted		$ (0.02)
Weighted average number of ordinary shares, basic	15,929,451	15,824,533
Weighted average number of ordinary shares, diluted	15,929,451	15,824,533